Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash and Cash Equivalents	$ 1,469	$ 4,028
Trade Receivables, Net	98,699	111,332
Related Party Receivable	245	1,476
Inventory, Net	249,439	141,661
Other Current Assets	9,128	7,287
Total Current Assets	358,980	265,784
Property and Equipment, Net	3,284	6,330
Operating Lease Right-Of-Use Assets	8,360	12,658
Goodwill	79,903	79,903
Intangibles, Net	18,764	23,927
Other Long-Term Assets	3,748	361
Total Assets	473,039	388,963
Current Liabilities
Accounts Payable	198,187	214,332
Accrued Expenses	11,573	13,555
Current Portion of Financing Lease Obligations		811
Current Portion of Operating Lease Obligations	4,453	4,622
Seller Note, Current		3,000
Income Taxes Payable	418	2,286
Revolving Credit Facility, Net	135,968
Total Current Liabilities	350,599	238,606
Revolving Credit Facility, Net		53,580
Debt, Non-Current	3,377
Seller Note, Non-Current		750
Operating Lease Obligations	4,864	9,277
Deferred Tax Liability	5,271	6,448
Total Liabilities	364,111	308,661
Commitments and Contingencies
Stockholders' Equity
Paid In Capital	40,000	40,000
Treasury Stock, 57 Shares Carried at Cost	(2,674)	(2,674)
Accumulated Other Comprehensive Loss	(66)	(73)
Retained Earnings	71,668	43,049
Total Stockholders' Equity	108,928	80,302
Total Liabilities and Stockholders' Equity	$ 473,039	$ 388,963